Trade Receivables - Summary of Allowance for Credit Loss (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [abstract]
Balance at the beginning of the year	₨ 9,108	₨ 8,709
Additions during the year, net	5,456	2,427
Uncollectable receivables Charged against allowance	(29)	(2,099)
Translation adjustment	35	71
Balance at the end of the year	₨ 14,570	₨ 9,108